Commitments and contingencies - Financial Instruments with Off-Balance Sheet Credit Risk (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Balance at end of period	$ 2,787,594	$ 1,105,742
Commitments to extend credit, excluding interest rate lock commitments
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Balance at end of period	2,719,996	1,086,173
Letters of credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Balance at end of period	$ 67,598	$ 19,569